SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SEGMENT REPORTING

NOTE 35 — SEGMENT REPORTING

Each of the Company’s business segments offer different, but synergistic products and services, and are managed separately. Discrete financial information is available for each segment, and segment performance is evaluated based on operating results. Adjustments to reconcile segment results to consolidated results are included under the caption “Intercompany” which eliminates the effect of transactions between the segments.

The Company’s business consists of two reportable business segments:

➢	Education — entrepreneur education, management consultancy and business development tools.

➢	Campus — resorts, retreats, and co-working cafes for entrepreneurs.

The detailed segment information of the Company is as follows:

	For the Years ended December 31
	2023			2022			2021
	As Restated (1)
	Education	Campus	Total	Education	Campus	Total	Education	Campus	Total
Revenues	$18,611,370	$4,451,384	$23,062,754	$13,555,495	$4,638,121	$18,193,616	5,192,594	3,102,210	8,294,804
Depreciation and amortization(1)(2)	$2,938,552	$332,498	$3,271,051	$1,245,215	$1,105,425	$2,350,640	426,740	1,148,173	1,574,913
Loss from operations	$(36,217,860)	$150,525	$(36,067,335)	$(32,591,762)	$(9,746,037)	$(42,337,799)	(2,153,975)	(2,014,509)	(4,168,484)
Net Profit/(Loss)	$(5,899,772)	$188,550	$(5,711,222)	$(46,113,518)	$(9,892,921)	$(56,006,439)	(2,252,795)	(2,365,255)	(4,618,050)
Interest Expense, net	$3,578,911	$115,602	$3,694,513	$(943,916)	$(368,560)	$(1,312,476)	(98,819)	(350,747)	(449,566)
Capital Expenditures	$—	$—	$—	$—	$—	$—	-	-	-
Property and equipment, net	$456,751	$—	$456,751	$563,131	$—	$563,131	15,442	6,760,674	6,776,116
Total Assets	$43,213,773	$—	$43,213,773	$88,120,390	$3,139,237	$91,259,627	5,122,967	12,472,440	17,595,407
Total Liabilities	$23,498,780	$—	$23,498,780	$71,656,141	$5,648,650	$77,304,791	3,589,315	6,020,096	9,609,411

(1)	Consists of $575,309 (2022-$577,998) of Education segment depreciation and amortization which is included in cost of revenue and $2,363,243 (2022-$667,217) which is included in operating expenses in the accompanying statements of operations

(2)	Consists of $0 (2022-$590,228) of Campus segment depreciation and amortization which is included in cost of revenue and $332,498 (2022-$515,197) which is included in operating expenses in the accompanying statements of operations

A summary of non-current assets (other than financial instruments) by geographic location appears below:

	For the Years Ended December 31,
	2023			2022
	Education	Campus	Total	Education	Campus	Total
Europe / Middle East / Africa	$20,318,361	—	$20,318,361	$12,792,087	$3,473,507	$16,265,594
Asia / Pacific	3,971,427	—	3,971,427	24,799,301	4,112,755	28,912,056
North America / South America	9,290,120	—	9,290,120	21,831,530	—	21,831,530
	$33,579,908	$—	$33,579,908	$59,422,918	$7,586,262	$67,009,180

A summary of revenue by geographic location appears below:

	For the Years Ended December 31,
	2023			2022
	Education	Campus	Total	Education	Campus	Total
Europe / Middle East / Africa	$4,134,861	$2,524,821	$6,659,682	$3,857,193	$2,403,570	$6,260,763
Asia / Pacific	3,374,298	1,926,563	5,300,861	2,073,866	2,234,551	4,308,417
North America / South America	11,102,211	-	11,102,211	7,624,436	-	7,624,436
	$18,611,370	$4,451,384	$23,062,754	$13,555,495	$4,638,121	$18,193,616